FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total assets	$ 1,537,454	$ 1,438,688
Total liabilities	(513,526)	(536,809)
Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	126,465	179,328
Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	114,001	146,887
Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	6,126	23,420
Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	6,338	9,021
Non-recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	7,399	7,152
Non-recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Non-recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Non-recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	7,399	7,152
Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total liabilities	(259,578)	(245,515)
Fair values disclosed | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total liabilities	(259,578)	(245,515)
Fair values disclosed | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Fair values disclosed | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Accrued liabilities | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total liabilities	(10,009)	(12,170)
Accrued liabilities | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Accrued liabilities | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	(10,009)	(12,170)
Accrued liabilities | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Convertible notes | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total liabilities	(259,578)	(245,515)
Convertible notes | Fair values disclosed | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total liabilities	259,578	(245,515)
Convertible notes | Fair values disclosed | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Convertible notes | Fair values disclosed | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Trade and receivables | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	14,848	35,590
Trade and receivables | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Trade and receivables | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	14,848	35,590
Trade and receivables | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Trade and receivables | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	14,848	36,236
Marketable securities (note 6) | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	114,001	148,944
Marketable securities (note 6) | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	114,001	146,887
Marketable securities (note 6) | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Marketable securities (note 6) | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	2,057
Marketable securities (note 6) | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	114,001	148,944
Other financial assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	6,338	6,964
Other financial assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Other financial assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Other financial assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	6,338	6,964
Other financial assets | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	22,399	14,116
Derivative assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	1,287
Derivative assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0
Derivative assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	1,287
Derivative assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0
Deferred consideration | Non-recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	7,399	7,152
Deferred consideration | Non-recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Deferred consideration | Non-recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Deferred consideration | Non-recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	$ 7,399	$ 7,152